Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	Sep. 30, 2016	May 31, 2016	May 31, 2015	May 31, 2025
Class J
Account Value [Line Items]
Accumulated Value	$ 27,974	$ 24,476	$ 23,928	$ 23,249	$ 17,356	$ 15,476	$ 14,123	$ 12,414		$ 10,599	$ 10,000	$ 30,283
Class I
Account Value [Line Items]
Accumulated Value	714,236	623,622	608,337	589,816	439,373	390,859	355,819	311,900		265,619	250,000	774,847
Class R
Account Value [Line Items]
Accumulated Value	26,930	23,690	23,265	22,711	17,029	15,251	13,970	12,326		10,563	10,000	29,021
Class Y
Account Value [Line Items]
Accumulated Value	2,597,805	2,266,277	2,208,979	2,139,885	1,592,921	1,415,825	1,288,242	1,128,491	$ 1,000,000			$ 2,819,638
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Total Return Index
Accumulated Value	29,540	23,045	22,391	22,458	16,005	14,184	13,667	11,948		10,172	10,000	$ 33,535
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Total Return Index
Accumulated Value	738,510	576,121	559,766	561,448	400,124	354,602	341,677	298,710		254,290	250,000	$ 838,379
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Total Return Index
Accumulated Value	29,540	23,045	22,391	22,458	16,005	14,184	13,667	11,948		$ 10,172	$ 10,000	$ 33,535
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Total Return Index
Accumulated Value	$ 2,789,254	$ 2,175,933	$ 2,114,163	$ 2,120,513	$ 1,511,215	$ 1,339,284	$ 1,290,467	$ 1,128,189	$ 1,000,000			$ 3,166,446